Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.
Wells Fargo Bank, National Association
(together, the “Company”)
Wells Fargo Securities, LLC
BofA Securities, Inc.
Bank of America, N.A.
Citigroup Global Markets Inc.
Citi Real Estate Funding Inc.
Santander US Capital Markets LLC
U.S. Bancorp Investments, Inc.
(collectively, the “Specified Parties”):

Re: BLP Commercial Mortgage Trust 2025-IND – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BLP 2025-IND Securitization Tape.xlsx” provided by the Company on February 19, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 54 related properties (the “Properties”) as of March 17, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by BLP Commercial Mortgage Trust 2025-IND, Commercial Mortgage Pass-Through Certificates, Series 2025-IND (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	For the Mortgage Loan and Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A.
B.	For the Mortgage Loan and Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

2

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

February 19, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Number	Provided by the Company
Property Name	Provided by the Company
Property Count	Provided by the Company
Street Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
Market	Underwriting File
Property Type	Underwriting File
Property Subtype	Appraisal
Year Built	Underwriting File
Year Renovated	Appraisal
Square Footage (SF)	Underwriting File
% Office	Underwriting File
% Industrial	Underwriting File
Clear Height (feet)	Underwriting File
Dock Doors	Underwriting File
Cut-off Date Allocated Mortgage Loan Amount	Draft Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Borrower	Draft Loan Agreement
Note Date	Draft Loan Agreement
First Payment Date	Draft Loan Agreement
Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Mortgage Rate Index	Draft Loan Agreement
Assumed SOFR	Provided by the Company
A-1

ATTACHMENT A

Attribute	Source Document(s)
Assumed SOFR at Cap	Draft Loan Agreement
Assumed Spread	Provided by the Company
Trustee/Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Prepayment Restriction Code	Draft Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Partial Release and/or Prepayment Description	Draft Loan Agreement
Most Recent Occupancy %	Underwriting File
Occupancy Date	Underwriting File
Appraised Value	Appraisal
Appraisal Type	Appraisal
Date of Appraisal (Valuation Date)	Appraisal
Appraisal Cap Rate	Appraisal
Appraisal Firm	Appraisal
Type of Lockbox	Draft Loan Agreement
Phase I Date	Phase I Environmental Report
Phase II Date	Phase II Environmental Report
Engineering Report Date	Engineering Report
Seismic Firm	Seismic Report
Seismic Report Date	Seismic Report
Seismic Zone	Engineering Report
Seismic PML%	Seismic Report
Underwritten In-Place Effective Gross Income	Underwriting File
Underwritten In-Place Total Expense	Underwriting File
A-2

ATTACHMENT A

Attribute	Source Document(s)
Underwritten In-Place NOI	Underwriting File
Underwritten In-Place Replacement Reserves	Underwriting File
Underwritten In-Place TI/LC	Underwriting File
Underwritten In-Place NCF	Underwriting File
Underwritten In-Place Economic Occupancy"	Underwriting File
Tenant Name 1	Underwriting File
SF1	Underwriting File
UW Base Rent 1	Underwriting File
Tenant Lease Expiration Date 1	Underwriting File
Tenant Name 2	Underwriting File
SF2	Underwriting File
UW Base Rent 2	Underwriting File
Tenant Lease Expiration Date 2	Underwriting File
Tenant Name 3	Underwriting File
SF3	Underwriting File
UW Base Rent 3	Underwriting File
Tenant Lease Expiration Date 3	Underwriting File
A-3

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Percentage of Cut-Off Date Mortgage Loan Balance	Cut-off Date Allocated Mortgage Loan Amount divided by the aggregate of the total Cut-off Date Allocated Mortgage Loan Amount
Office SF	% Office multiplied by Square Footage (SF)
Industrial SF	% Industrial multiplied by Square Footage (SF)
Cut-off Date Allocated Mortgage Loan Amount Per Square Foot	Cut-off Date Allocated Mortgage Loan Amount divided by the Square Footage (SF)
Total Debt Cut-Off Date Balance	Sum of Cut-off Date Allocated Mortgage Loan Amount and Mezzanine Debt Cut-Off Date Principal Balance
Cut-off Date Total Debt Amount Per Square Foot	Total Debt Cut-Off Date Balance divided by Square Footage (SF)
Assumed Mortgage Rate	Sum of Assumed SOFR and Assumed Spread
Appraised Value per SF ($)	Appraised Value divided by the Square Footage (SF)
Total Debt Closing Date LTV	Total Debt Cut-Off Date Balance divided by Appraised Value
Total Debt UW NCF DSCR	Underwritten In-Place NCF divided by the product of i) Total Debt Cut-Off Date Balance, ii) Interest Accrual Basis, and iii) Assumed Mortgage Rate
Cut-Off Date UW NOI Debt Yield	Underwritten In-Place NOI divided by Cut-off Date Allocated Mortgage Loan Amount
Cut-Off Date UW NCF Debt Yield	Underwritten In-Place NCF divided by Cut-off Date Allocated Mortgage Loan Amount
Space Pct 1	SF1 divided by Square Footage (SF)
Space Pct 2	SF2 divided by Square Footage (SF)
Space Pct 3	SF3 divided by Square Footage (SF)

B-1